Segment and corporate information - Geographic Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographic region
Revenue external customers	€ 19,398,017	€ 17,618,685	€ 17,859,063
Long-lived assets	26,539,796	25,288,572	23,406,609
Germany
Disclosure of geographic region
Revenue external customers	487,281	511,390	493,436
Long-lived assets	1,517,741	1,478,579	1,202,528
North America
Disclosure of geographic region
Revenue external customers	13,568,655	12,087,711	12,478,420
Long-lived assets	20,889,568	19,618,557	17,878,746
Rest of the World
Disclosure of geographic region
Revenue external customers	5,342,081	5,019,584	4,887,207
Long-lived assets	€ 4,132,487	€ 4,191,436	€ 4,325,335